Material Accounting Policies (Details) - Schedule of Useful Lives are Used in the Calculation of Depreciation	12 Months Ended
Dec. 31, 2023
Buildings [Member] | Bottom of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	5 years
Buildings [Member] | Top of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	50 years
Molds and machinery [Member] | Bottom of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Molds and machinery [Member] | Top of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	15 years
Vehicles [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	4 years
Computers and equipment [Member] | Bottom of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Computers and equipment [Member] | Top of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	10 years
Leasehold improvements [Member] | Bottom of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Leasehold improvements [Member] | Top of range [Member]
Schedule of Useful Lives are Used in the Calculation of Depreciation [Line Items]
Estimated useful lives and depreciation method	5 years